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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8507

                             Ironwood Series Trust
                              Two Portland Square
                             Portland, Maine 04101
                                (207) 879-1900

                             Dana A. Lukens, Esq.
                      Forum Administrative Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                                (207) 879-1900

                     Date of fiscal year end: December 31

          Date of reporting period: July 1, 2007 - September 30, 2007

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Item 1. Schedule of Investments

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
 SHARES    SECURITY                                                   VALUE
 ------    -------------------------------------------------------  -----------
           COMMON STOCK - 94.15%

           CONSUMER DISCRETIONARY & SERVICES - 10.20%
  37,900   Beacon Roofing Supply, Inc. +                            $   387,338
  55,650   4Kids Entertainment, Inc. +                                  978,883
  46,500   Hooker Furniture Corp.                                       930,930
 379,700   Westaff, Inc. +                                            1,575,755
                                                                    -----------
                                                                      3,872,906
                                                                    -----------
           CONSUMER STAPLES - 2.41%
  57,800   Chiquita Brands International, Inc. +                        914,974
                                                                    -----------
           OTHER ENERGY - 8.20%
  95,300   CE Franklin, Ltd. +                                        1,076,890
 225,700   International Coal Group, Inc. +                           1,002,108
  63,000   Petrohawk Energy Corp. +                                   1,034,460
                                                                    -----------
                                                                      3,113,458
                                                                    -----------
           FINANCIAL SERVICES - 7.41%
  47,300   Citizens First Bancorp, Inc.                                 849,035
  64,600   Eastern Insurance Holdings, Inc.                             998,070
  21,900   Hanover Insurance Group, Inc.                                967,761
                                                                    -----------
                                                                      2,814,866
                                                                    -----------
           HEALTH CARE - 14.87%
  14,250   Analogic Corp.                                               908,580
 193,601   ARIAD Pharmaceuticals, Inc. +                                896,373
 257,600   Durect Corp. +                                             1,411,648
 599,300   Gene Logic, Inc. +                                           713,167
 478,150   Novavax, Inc. +                                            1,716,559
                                                                    -----------
                                                                      5,646,327
                                                                    -----------
           MATERIALS & PROCESSING - 26.98%
  29,900   AM Castle & Co.                                              974,740
  18,700   Ampco-Pittsburgh Corp.                                       736,406
 105,300   Chemtura Corp.                                               936,117
  71,875   ICO, Inc. +                                                1,012,000
 297,650   Industrial Enterprises of America, Inc. +                  1,267,989
 108,700   Material Sciences Corp. +                                  1,154,394
  58,125   Novagold Resources, Inc. +                                   959,644
  38,600   Olin Corp.                                                   863,868
 198,800   Omnova Solutions, Inc. +                                   1,149,064
 159,500   PolyOne Corp. +                                            1,191,465
                                                                    -----------
                                                                     10,245,687
                                                                    -----------
           PRODUCER DURABLES - 11.86%
 157,450   Allied Defense Group, Inc. +                               1,239,131
 214,950   Cherokee International Corp. +                               728,680
 273,200   MagneTek, Inc. +                                           1,311,360
  67,900   Williams Controls, Inc. +                                  1,224,237
                                                                    -----------
                                                                      4,503,408
                                                                    -----------
           TECHNOLOGY - 9.60%
 198,000   ActivIdentity Corp. +                                      1,025,640
 486,230   InFocus Corp. +                                              826,591

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  140,475   Iomega Corp. +                                              736,089
  557,244   SoftBrands, Inc. +                                        1,058,764
                                                                    -----------
                                                                      3,647,084
                                                                    -----------
            UTILITIES - 2.62%
  248,100   Aquila, Inc. +                                              994,881
                                                                    -----------
            TOTAL COMMON STOCK (COST $27,844,373)                    35,753,591
                                                                    -----------
            SHORT-TERM INVESTMENT - 4.95%
            MONEY MARKET FUND - 4.95%
1,878,025   Fifth Third Institutional Money Market, 5.29%
            (Cost $1,878,025)                                         1,878,025
                                                                    -----------
            TOTAL INVESTMENTS (COST $29,722,398)* - 99.10%          $37,631,616

            OTHER ASSETS NET OF LIABILITIES - 0.90%                     345,910
                                                                    -----------
            NET ASSETS - 100.00%                                    $37,977,526
                                                                    ===========
--------
+  Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                 $ 9,111,269
Gross Unrealized Depreciation                  (1,202,051)
                                              -----------
Net Unrealized Appreciation (Depreciation)    $ 7,909,218
                                              ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Series Trust

By:   /s/ Warren J. Isabelle
      ----------------------------------
      Warren J. Isabelle, President

Date: November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Warren J. Isabelle
      ----------------------------------
      Warren J. Isabelle, President

Date: November 21, 2007

By:   /s/ Trudance L.C. Bakke
      ----------------------------------
      Trudance L.C. Bakke, Treasurer

Date: November 21, 2007